Financial Risk Management - Changes in Level 3 Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
At the beginning of the year	$ 14,251,299	$ 14,398,218
At the end of the year	14,842,991	14,251,299
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
At the beginning of the year	52,985	26,409
Addition / (Decrease)	2,933	26,768
Currency translation adjustment and others	(337)	(192)
At the end of the year	$ 55,581	$ 52,985